Share-Based Compensation (Other Share-Based Compensation) (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Value of shares issued in lieu of cash	$ 93	$ 0	$ 0
Shares issued in lieu of cash (in shares)	4,114	0	0